Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Abstract]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]	Cybersecurity Risk Management and Strategy

To maintain a consistently high level of service experience for our clients, preserve the confidentiality, integrity, and availability of our information systems, safeguard our assets, data, intellectual property, and network infrastructure, while meeting regulatory requirements, it is crucial to effectively manage cybersecurity risks. To achieve this, we have implemented a comprehensive cybersecurity risk management framework, which is integrated in our overall enterprise risk management system and processes and is internally managed.

Our dedicated cybersecurity staff is tasked with assessing, identifying and managing risks related to cybersecurity threats and, under the leadership of our head of cybersecurity, is responsible for

●	risk assessments designed to help identify material cybersecurity risks to our critical systems, information, products, services, and our broader enterprise IT environment;

●	development of risk-based action plans to manage identified vulnerabilities and implementation of new protocols and infrastructure improvements;

●	cybersecurity incident investigations;

●	monitoring threats to sensitive data and unauthorized access to our systems;

●	secure access control measures applied to critical IT systems, equipment and devices, designed to prevent unauthorized users, processes, and devices from assessing IT systems and data;

●	developing and executing protocols to ensure that information regarding cybersecurity incidents is promptly shared with our chief technology officer, executive leadership team, audit committee and board of directors, as appropriate, to allow for risk and materiality assessments and to consider disclosure and notice requirements; and

●	developing and implementing training on cybersecurity, information security and threat awareness.

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There were no cybersecurity incidents during the year ended December 31, 2025, that resulted in an interruption to our operations, known losses of any critical data or otherwise had a material impact on our strategy, financial condition or results of operations. However, the scope and impact of any future incident cannot be predicted. See “Item 3D—Risk Factors” for more information on how material cybersecurity attacks may impact our business.

Role of Management

Our head of cybersecurity leads management’s assessment, identification and management of risks related to cybersecurity threats and reports directly to our chief executive officer. The head of cybersecurity receives regular briefings on cybersecurity matters, such as report on cyber security incidents and responses and remedial measures. He has more than 10 years of relevant experience in risk management, cybersecurity, and information technology. Our head of cybersecurity and his working group are expected to consistently update our cybersecurity programs and mitigation strategies to keep abreast of cybersecurity best practices and procedures.

Role of the Board of Directors

Our board of directors recognizes the importance of robust cybersecurity management programs and is actively engaged in overseeing and reviewing our cybersecurity risk profile and exposures. Our board of directors has delegated the oversight of our process for assessing, identifying and managing material risks related to cybersecurity threats to our audit committee.

Our audit committee receives updates from management on our cybersecurity status from time to time, including key issues, priorities, and challenges and related data and/or metrics. The responsibilities of the audit committee include reviewing the cybersecurity threat landscape facing us, as well as our strategy, policies and procedures to mitigate cybersecurity risks and any significant cybersecurity incidents. The audit committee also considers the impact of emerging cybersecurity developments and regulations that may affect us.

In addition to any reports from the audit committee to the board of directors regarding cybersecurity, management informs and updates the board of directors about any significant cybersecurity incidents. The full board also receives briefings from management on key components of our programs and any pressing risk or compliance matters.

Cybersecurity Risk Management Processes Integrated [Text Block]	To maintain a consistently high level of service experience for our clients, preserve the confidentiality, integrity, and availability of our information systems, safeguard our assets, data, intellectual property, and network infrastructure, while meeting regulatory requirements, it is crucial to effectively manage cybersecurity risks. To achieve this, we have implemented a comprehensive cybersecurity risk management framework, which is integrated in our overall enterprise risk management system and processes and is internally managed
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our head of cybersecurity leads management’s assessment, identification and management of risks related to cybersecurity threats and reports directly to our chief executive officer. The head of cybersecurity receives regular briefings on cybersecurity matters, such as report on cyber security incidents and responses and remedial measures
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Our head of cybersecurity and his working group are expected to consistently update our cybersecurity programs and mitigation strategies to keep abreast of cybersecurity best practices and procedures
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	false